Schedule of finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Finance Cost
Bank charges		₨ 10,436	₨ 27,154	₨ 29,891
Foreign exchange loss (net)		11,584		85,694
Interest on borrowings recongised at amortised cost		18,909	106,328	145,976
Interest on lease liabilities		72,033	56,394
Unwinding of other financial liabilities		4,290	3,411	1,729
Total	$ 1,603	₨ 117,252	₨ 193,287	₨ 263,290